Accumulated other comprehensive income (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income

	As at September 30, 2022	As at September 30, 2021
	$	$
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $45,419 ($43,208 as at September 30, 2021)	291,532	611,230
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $43,936 ($41,611 as at September 30, 2021)	(271,690)	(267,149)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $4,664 ($2,369 as at September 30, 2021)	28,274	6,569
Net unrealized gains on cash flow hedges, net of accumulated income tax expense of $10,398 $1,252 as at September 30, 2021)	30,274	5,029
Net unrealized (losses) gains on financial assets at fair value through other comprehensive income, net of accumulated income tax recovery of $1,367 (net of accumulated income tax expense of $592 as at September 30, 2021)	(4,072)	2,191
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $12,095 ($11,084 as at September 30, 2021)	(34,572)	(26,290)
	39,746	331,580